Shareholder Report, Holdings (Details) - Fidelity Trend Fund	Jun. 30, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Finland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%